Income Taxes - Temporary differences (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Property and equipment	$ 18,535	$ 17,014
Depletion	453	436
Unrealized rents	1,608	1,384
Prepaid expenses	1,913	1,639
Gross deferred tax liabilities	22,509	20,473
Insurance liabilities	1,744	2,104
Employee benefits and other	2,508	1,651
Gross deferred tax assets	4,252	3,755
Net deferred tax liability	$ 18,257	$ 16,718